Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Liability for uncertain tax positions	$ 104	$ 105
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years